FINANCIAL INSTRUMENTS - Fair value of financial instruments measured at fair value, for disclosure purposes only (Details) - Liability in respect of royalties to the IIA and other government institutions - USD ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Liability in respect of royalties to the IIA and other government institutions	$ 1,260	$ 1,151
Fair value
Disclosure of detailed information about financial instruments [line items]
Liability in respect of royalties to the IIA and other government institutions	$ 527	$ 490